Deferred Tax Liabilities - Schedule of Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Liabilities [Abstract]
Beginning balance	$ 5,583	$ 3,307
Acquisitions of subsidiaries (Note 32)		2,920
Deferred tax credited to profit or loss during the year (Note 9)		(140)
Exchange alignment	75	(504)
Ending balance	$ 5,658	$ 5,583